S000003464 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.15%	6.86%	8.09%
Sit Small Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		13.48%	9.29%	7.69%
Sit Small Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.32%	7.89%	6.28%
Sit Small Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.88%	7.29%	5.93%

[1]	A broad-based securities market index that represents the overall domestic equity markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.